                     SUPPLEMENT DATED OCTOBER 14, 2011 TO

                       PROSPECTUS DATED MAY 1, 2011 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

A. LIQUIDATION OF GENWORTH VARIABLE INSURANCE TRUST AND PROPOSED SUBSTITUTION

On September 30, 2011, the Board of Trustees (the "Board") of Genworth Variable Insurance Trust ("GVIT") voted to approve a Plan of Liquidation that would result in the liquidation of all GVIT portfolios. In accordance with the Board's decision to terminate operations, and subject to the approval by shareholders of the proposed substitutions described below, all GVIT portfolios will be liquidated effective at the close of business on or about January 27, 2012.

On or about the close of business January 27, 2012, Genworth Life and Annuity Insurance Company (the "Company") and Genworth Life & Annuity VA Separate Account 1 plan to substitute shares of certain portfolios of GVIT specified below (the "Existing Portfolios") for shares of certain portfolios of Fidelity(R) Variable Insurance Products Fund ("Fidelity VIP Fund") specified below (the "Substitute Portfolios").

The effect of the proposed substitutions would be to replace the Existing Portfolios with the Substitute Portfolios as investment options under your Contract, as follows:

          EXISTING PORTFOLIOS                   SUBSTITUTE PORTFOLIOS
 -----------------------------------------------------------------------------
 Genworth Calamos Growth Fund           Fidelity VIP Growth Opportunities
                                        Portfolio -- Service Class 2
 Genworth PYRAMIS(R) Small/Mid Cap      Fidelity VIP Mid Cap Portfolio --
   Core Fund                            Service Class 2
 Genworth Davis NY Venture Fund         Fidelity VIP Equity-Income Portfolio
                                        -- Service Class 2
 Genworth Eaton Vance Large Cap Value   Fidelity VIP Equity-Income Portfolio
   Fund                                 -- Service Class 2
 Genworth Legg Mason ClearBridge        Fidelity VIP Growth Stock Portfolio
   Aggressive Growth Fund               -- Service Class 2
 Genworth PIMCO StocksPLUS Fund         Fidelity VIP Contrafund(R) Portfolio
                                        -- Service Class 2
 Genworth Goldman Sachs Enhanced Core   Fidelity VIP Investment Grade Bond
   Bond Index Fund                      Portfolio -- Service Class 2
 Genworth Enhanced International Index  Fidelity VIP Contrafund(R) Portfolio
   Fund                                 -- Service Class 2
 Genworth 40/60 Index Allocation Fund   Fidelity VIP FundsManager(R) 50%
                                        Portfolio -- Service Class 2
 Genworth 60/40 Index Allocation Fund   Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Moderate Allocation Fund      Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Growth Allocation Fund        Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2

The proposed substitutions will not be carried out unless shareholders of the Existing Portfolios as of a to-be-specified record date approve the substitutions. The Company anticipates that, if shareholder approval is obtained, and all of the systems needed to perform the substitutions are in place, the proposed substitutions will occur on or about the close of business January 27, 2012.

17528 SUPPC 10/14/11

Contract owners invested in the Existing Portfolios as of the record date will receive detailed information about the liquidation and proposed substitutions in a proxy statement provided by GVIT expected to be mailed in November 2011. The proxy statement will include information such as a comparison of the fees and expenses, investment objectives, investment strategies and principal risks of the Existing Portfolio and Substitute Portfolios.

The Company proposes to carry out the proposed substitutions by redeeming shares of the Existing Portfolios and purchasing shares of the corresponding Substitute Portfolios. Any contract value that you have allocated to a subaccount investing in the Existing Portfolio(s) on the date of the substitutions will, in effect, be transferred to a subaccount investing in the corresponding Substitute Portfolio(s). At any time prior to the proposed substitutions, or within 90 days after the proposed substitutions, you may make transfers of contract value from each subaccount investing in the Existing Portfolio(s) (before the substitutions) or the Substitute Portfolio(s) (after the substitutions) to any other available subaccount(s). The Company will not consider such transfers for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. Please note that if you have elected an optional living benefit rider, any transfers are subject to the limitations imposed by the Investment Strategy for that rider.

As a result of the proposed liquidation and substitution, after the close of business January 27, 2012, the percentage allocations and portfolio selections for Asset Allocation Models available in your contract will be updated. More information about the Asset Allocation update is provided later in this supplement.

Prospectuses for the Substitute Portfolios may be obtained free of charge by calling us at (800) 352-9910, or writing us at Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, VA 23230.

B. NEW FIDELITY VIP FUND PORTFOLIOS

As a result of the GVIT liquidation and substitutions, the following new Fidelity VIP Fund portfolios will be added to your Contract:

Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2
Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2
Fidelity VIP Growth Opportunities Portfolio -- Service Class 2
Fidelity VIP Growth Stock Portfolio -- Service Class 2

Effective January 27, 2012:

1. All references to GVIT and its portfolios are deleted in the prospectus.

2. In the list of Portfolios at the beginning of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP FundsManager(R) 50% Portfolio -- Service Class 2
VIP FundsManager(R) 60% Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

3. In the "Subaccounts" section of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

--------------------------------------------------------------------------------------------------------------------
                                                                              ADVISER (AND SUB-ADVISER(S), AS
SUBACCOUNT                             INVESTMENT OBJECTIVE                   APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
VIP Balanced Portfolio -- Service      Seeks income and capital growth        Fidelity Management & Research
Class 2                                consistent with reasonable risk.       Company (FMR) (subadvised by Fidelity
                                                                              Investments Money Management, Inc.
                                                                              (FIMM), FMR Co., Inc. (FMRC),
                                                                              Fidelity Research & Analysis Company
                                                                              (FRAC), Fidelity Management &
                                                                              Research (U.K.) Inc. (FMR U.K.),
                                                                              Fidelity International Investment
                                                                              Advisors (FIIA), Fidelity
                                                                              International Investment Advisors
                                                                              (U.K.) Limited (FIIA(U.K.)L), and
                                                                              Fidelity Investments Japan Limited
                                                                              (FIJ))
--------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.  FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                                                               U.K., FIIA, FIIA(U.K.)L, and FIJ
--------------------------------------------------------------------------------------------------------------------
VIP Dynamic Capital Appreciation       Seeks capital appreciation.            FMR (subadvised by FMRC, FRAC, FMR
Portfolio --                                                                  U.K., FIIA, FIIA(U.K.)L, and FIJ
Service Class 2
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio --         Seeks reasonable income. The fund      FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                        will also consider the potential for   U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       capital appreciation. The fund's goal
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------
VIP FundsManager(R) 50% Portfolio --   The fund seeks high total return.      Strategic Advisers (investment
Service Class 2                                                               manager for each VIP FundsManager(R)
                                                                              Portfolio); FMR (fund manager for
                                                                              each underlying Fidelity fund)
--------------------------------------------------------------------------------------------------------------------
VIP FundsManager(R) 60% Portfolio --   The fund seeks high total return.      Strategic Advisers (investment
Service Class 2                                                               manager for each VIP FundsManager(R)
                                                                              Portfolio); FMR (fund manager for
                                                                              each underlying Fidelity fund)
--------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio -- Service Class  Seeks to achieve capital appreciation. FMR (subadvised by FMRC, FRAC, FMR
2                                                                             U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio --       Seeks high total return through        FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                        combination of current income and      U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       capital appreciation.
--------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio --  The fund seeks to provide capital      FMR (subadvised by FMRC, FMR U.K.,
Service Class 2                        growth.                                Fidelity Management & Research (Hong
                                                                              Kong) Limited (FMR H.K.), and
                                                                              Fidelity Management & Research
                                                                              (Japan) Inc. (FMR Japan))
--------------------------------------------------------------------------------------------------------------------
VIP Growth Stock Portfolio -- Service  The fund seeks capital appreciation.   FMR (subadvised by FMRC, FMR U.K.,
Class 2                                                                       FMR H.K., and FMR Japan)
--------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond Portfolio    Seeks as high a level of current       FMR (subadvised by FIMM, FRAC, FIIA
-- Service Class 2                     income as is consistent with the       and FIIA(U.K.)L)
                                       preservation of capital.
--------------------------------------------------------------------------------------------------------------------
VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.     FMR (subadvised by FMRC, FRAC, FMR
Class 2                                                                       U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------------------------------------------
VIP Value Strategies Portfolio --      Seeks capital appreciation.            FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                                                               U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------------------------------------------

The following Portfolio is not available to contracts issued on or after May 1, 2006:

--------------------------------------------------------------------------------------------------------------------
VIP Asset Manager/SM/ Portfolio --     Seeks to obtain high total return      FMR (subadvised by FIMM, FMRC, FRAC,
Service Class 2                        with reduced risk over the long term   FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       by allocating its assets among
                                       stocks, bonds, and short-term
                                       investments.
--------------------------------------------------------------------------------------------------------------------

4. In the "Subaccounts" section of the prospectus, the section titled "Information about the Genworth Variable Insurance Trust" is deleted.

5. Under "Payments from Funds and Fund Affiliates" in the "Subaccounts" section of the prospectus, GVIT and its portfolios are deleted from the list of portfolios that pay a service fee.

6. In the "Subaccounts" section of the prospectus, GVIT is deleted from the list of funds that pay 12b-1 fees to Capital Brokerage Corporation.

7. Under "The Asset Allocation Models" in the "Asset Allocation Program" section of the prospectus, all references to the relationship between GVIT and Genworth Financial Wealth Management, Inc. (GFWM) are deleted.

C. ASSET ALLOCATION MODELS

Effective after the close of business January 27, 2012, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     0%      1%      1%      2%      2%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     16%     20%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     16%     20%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)    2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      3%
                             ----------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      4%      6%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      5%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     22%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      3%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012

                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                 1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                          1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------